Note 15 - Segment Reporting - Summary of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 498	$ 0	$ 21,818
Maintenance and support fees to hosting facilities	(61)
Depreciation of digital asset mining equipment	(62)
Cost of inventory	(56)
Fulfillment and warehouse fees	(30)
Cost of packing and preparation	(5)
Segment gross profit	284
Digital Assets [Member]
Revenues	90
Maintenance and support fees to hosting facilities	(61)
Depreciation of digital asset mining equipment	(62)
Cost of inventory	0
Fulfillment and warehouse fees	0
Cost of packing and preparation	0
Segment gross profit	(33)
E-Commerce [Member]
Revenues	119
Maintenance and support fees to hosting facilities	0
Depreciation of digital asset mining equipment	0
Cost of inventory	(56)
Fulfillment and warehouse fees	(30)
Cost of packing and preparation	(5)
Segment gross profit	28
Insurance Referral Services [Member]
Revenues	289
Maintenance and support fees to hosting facilities	0
Depreciation of digital asset mining equipment	0
Cost of inventory	0
Fulfillment and warehouse fees	0
Cost of packing and preparation	0
Segment gross profit	$ 289